Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Company's Financial Assets and Liabilities that were Accounted for at Fair Value on Recurring Basis

The following table sets forth by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis at 31 March 2015 according to the valuation techniques the Company used to determine their fair values.

	Fair Value at 31 March 2015	Fair Value Measurements Using Inputs Considered as
(Millions of US dollars)		Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$67.0	$67.0	$-	$-
Restricted cash and cash equivalents	27.0	27.0	-	-

Total Assets	$94.0	$94.0	$-	$-

Interest rate swap contracts included in Accounts Payable	3.1	$-	$3.1	$-
Forward contracts included in
Other Liabilities	0.2	-	0.2	-

Total Liabilities	$3.3	$-	$3.3	$-